Document and Entity Information (USD $)	12 Months Ended
	Jan. 31, 2013	Apr. 01, 2013	Jul. 31, 2012
Document and Entity Information
Entity Registrant Name	MESABI TRUST
Entity Central Index Key	0000065172
Document Type	10-K
Document Period End Date	Jan. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 340,726,660
Entity Common Stock, Shares Outstanding		13,120,010
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY